Fair Value Measurement - Summary of Quantitative Information to Valuation Methodology (Details) - $ / shares			9 Months Ended	12 Months Ended
	May 24, 2017	Mar. 02, 2017	Sep. 30, 2017	Dec. 31, 2016
Convertible Notes at Fair Value [Member]
Strike price		$ 0.32
Volatility		267.80%
Risk-free interest rate		0.68%
Dividend yield (per share)		$ 0
Warrant Liabilities [Member]
Strike price	$ 0.085
Dividend yield (per share)	$ 0	0	$ 0	$ 0.00
Warrant Liabilities [Member] | Minimum [Member]
Strike price		$ 0.025	$ 0.025	$ 0.03
Volatility	210.10%	186.70%	207.65%	118.00%
Risk-free interest rate	1.24%	1.25%	1.34%	0.35%
Contractual life (in years)	1 year 6 months 7 days	1 year 9 months 14 days	1 year 2 months 1 day	1 month 6 days
Warrant Liabilities [Member] | Maximum [Member]
Strike price		$ 18.000	$ 18.000	$ 60.0
Volatility	254.70%	208.30%	295.61%	230.00%
Risk-free interest rate	1.79%	1.83%	1.87%	2.23%
Contractual life (in years)	5 years	3 years 9 months 14 days	4 years 7 months 24 days	3 years 11 months 15 days
Derivative Liabilities For Shortfall of Shares [Member]
Strike price				$ 0.0252
Derivative Liabilities For Shortfall of Shares [Member] | Minimum [Member]
Volatility				268.69%
Risk-free interest rate				1.78%
Contractual life (in years)				3 years 9 months
Dividend yield (per share)				$ 0.00
Senior Convertible Notes At Fair Value [Member]
Strike price				0.0252
Dividend yield (per share)				$ 0.00
Senior Convertible Notes At Fair Value [Member] | Minimum [Member]
Volatility				300.42%
Risk-free interest rate				0.51%
Senior Convertible Notes At Fair Value [Member] | Maximum [Member]
Volatility				328.04%
Risk-free interest rate				0.63%